                              Dykema Gossett PLLC
                        1577 N. Woodward Ave. Suite 300
                       Bloomfield Hills, Michigan  48304
                                (248) 203-0700

                               January 13, 2000

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, NW
Washington, D.C.  20549

      Re:  The Huntington Funds
           1933 Act File No. 33-11905
           1940 Act File No. 811-5010

Greetings:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, a Supplement dated January 13, 2000 to the Investment Shares Prospectus and a Supplement dated January 13, 2000 to the Trust Shares Prospectus for The Huntington Funds dated April 30, 1999 are hereby electronically transmitted.

     If you have any questions regarding this filing, please call the undersigned at (248) 203-0801.

                                       Very truly yours,

                                       DYKEMA GOSSETT PLLC

                                       /s/ Melanie Mayo West

                                       Melanie Mayo West

                               HUNTINGTON FUNDS

                       Supplement dated January 13, 2000
                                      to
                            TRUST SHARES PROSPECTUS
                             dated April 30, 1999

--------------------------------------------------------------------------------

        Investors are advised that, effective immediately, Philip H. Farrinton, will no longer serve as co-portfolio manager of the Growth Fund. James Gibboney, Jr. will assume full responsibility as portfolio manager of the Growth Fund. Additionally, William G. Doughty, portfolio manager of the Ohio Tax-Free Fund and the Michigan Tax-Free Fund, will serve as portfolio manager of the Fixed Income Securities Fund, the Mortgage Securities Fund and the Intermediate Government Income Fund. The qualifications of Mr. Gibboney and Mr. Doughty are described on page 36 of the Prospectus.


                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                               HUNTINGTON FUNDS

                      Supplement dated January 13, 2000
                                      TO
                         INVESTMENT SHARES PROSPECTUS
                             dated April 30, 1999
--------------------------------------------------------------------------------
     Investors are advised that, effective immediately, Phillip H. Farrington, will no longer serve as co-portfolio manager of the Growth Fund. James Gibboney, Jr. will assume full responsibility as portfolio manager of the Growth Fund. Additionally, William G. Doughty, portfolio manager of the Ohio Tax-Free Fund and the Michigan Tax-Free Fund, will serve as portfolio manager of the Fixed Income Securities Fund, the Mortgage Securities Fund and the Intermediate Government Income Fund. The qualifications of Mr. Gibboney and Mr. Doughty are described on page 36 of the Prospectus.

     Investors are advised to replace the box entitled "Sales Charges and Quantity Discounts," on page 28 of the Prospectus with the following corrected version:

                                               SALES CHARGES AND QUANTITY DISCOUNTS

Growth Fund                                                            Income Equity Fund

                              Sales Charge           Sales Charge                                 Sales Charge        Sales Charge
                                  as a                   as a                                         as a                as a
                              Percentage of          Percentage of                                Percentage of       Percentage of
                                 Public               Net Amount                                      Public           Net Amount
Amount of Transaction        Offering Price            Invested        Amount of Transaction      Offering Price        Invested
---------------------        --------------         ------------       ---------------------     ---------------     -------------
Under $100,000                   4.00%                   4.17%         Under $50,000                  5.50%              5.82%
$100,000-$249,999                3.50%                   3.63%         $50,000-$99,999                4.50%              4.71%
$250,000-$499,999                2.50%                   2.56%         $100,000-$249,999              3.50%              3.63%
$500,000-$749,999                1.50%                   1.52%         $250,000-$499,999              2.75%              2.83%
$750,000-$1,000,000              0.75%                   0.76%         $500,000-$1,000,000            2.00%              2.04%
Over $1,000,000                  0.25%                   0.25%         Over $1,000,000                0.00%              0.00%

Mortgage Securities Fund, Ohio Tax-Free Fund,                          Money Market Funds
Michigan Tax-Free Fund, Fixed Income
Securities Fund and Intermediate Government
Income Fund
                                                                       No Sales Charges Apply

                              Sales Charge           Sales Charge
                                  as a                   as a
                              Percentage of          Percentage of
                                 Public               Net Amount
Amount of Transaction        Offering Price            Invested
---------------------        --------------          ------------
Under $500,000                  2.00%                  2.04%
$500,000-$749,999               1.50%                  1.52%
$750,000-$999,999               0.75%                  0.76%
Over $1,000,000                 0.00%                  0.00%

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THEIR PROSPECTUS FOR FUTURE REFERENCE